GENERAL INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION

LATAM Airlines Group S.A. (the “Company”) is an open stock company registered with the Commission for the Financial Market under No. 306, whose shares are listed in Chile on the Electronic Stock Exchange of Chile - Stock Exchange and the Santiago Stock Exchange. After Chapter 11 filing, the ADR program is no longer trading on NYSE. Since then Latam’s ADR are trading in the United States of America on the OTC (Over-The-Counter) markets.

Its main business is the air transport of passengers and cargo, both in the domestic markets of Chile, Peru, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe and Oceania. These businesses are developed directly or by its subsidiaries in Ecuador, Peru, Brazil, Colombia, Argentine and Paraguay. In addition, the Company has subsidiaries that operate in the cargo business in Chile, Brazil and Colombia.

The Company is located in Chile, in the city of Santiago, on Avenida Américo Vespucio Sur No. 901, Renca commune.

As of December 31, 2020, the Company’s statutory capital is represented by 604,407,693 ordinary shares without nominal value. All shares are subscribed and paid considering the capital reduction that occurred in full, after the legal period of three years to subscribe the balance of 466.382 outstanding shares, of the last capital increase approved in August of the year 2016.

The major shareholders of the Company are Delta Air Lines who owns 20% of the shares and the Cueto Group, which through the companies Costa Verde Aeronáutica S.A., Costa Verde Aeronáutica SpA, and Inv. Costa Verde Ltda y Cia at CPA., owns 16.39% of the shares issued by the Company.

As of December 31, 2020, the Company had a total of 4,131 shareholders in its registry. At that date, approximately 8.75% of the Company’s property was in the form of ADRs.

For the year ended December 31, 2020, the Company had an average of 35,717 employees, ending this year with a total number of 29,115 people, distributed in 4,477 Administration employees, 15,664 in Operations, 5,918 Cabin Crew and 3,056 Command crew.

The main subsidiaries included in these consolidated financial statements are as follows:

a) Participation rate

		Country	Functional	As December 31, 2020			As December 31, 2019			As December 31, 2018
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.518.860-6	Latam Travel Chile S.A. and Subsidiary	Chile	US$	-	-	-	-	-	-	99.9900	0.0100	100.0000
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
Foreign	Connecta Corporation	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	99.9714	0.0286	100.0000	99.9714	0.0286	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	99.9999	0.0001	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	99.8900	0.1100	100.0000	99.8900	0.1100	100.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	96.2208	3.2208	99.4416	96.2208	3.7792	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	99.9800	0.0200	100.0000	99.9800	0.0200	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A. and Subsidiaries	Chile	US$	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000

(*)	As of December 31, 2020, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arise as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.

b) Financial Information

		Statement of financial position									Net Income
											December 31, For the year ended
		As of December 31, 2020			As of December 31, 2019			As of December 31, 2018			2020	2019	2018
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
96.518.860-6	Latam Travel Chile S.A. and Subsidiary	-	-	-	-	-	-	10,841	3,909	6,932	-	-	2,385
96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	404,944	1,624,944	(1,219,539)	632,673	1,487,248	(853,624)	526,017	1,281,800	(751,960)	(290,980)	(26,551)	(48,061)
Foreign	Latam Airlines Perú S.A.	661,721	486,098	175,623	519,363	510,672	8,691	419,325	409,221	10,104	(175,485)	(3,550)	5,416
93.383.000-4	Lan Cargo S.A.	749,789	567,128	182,661	634,852	462,666	172,186	513,367	336,715	176,652	10,936	(4,157)	(34,322)
Foreign	Connecta Corporation	57,922	17,335	40,587	64,110	24,023	40,087	66,593	28,183	38,410	500	1,677	16,923
Foreign	Prime Airport Services Inc. and Subsidiary (*)	25,050	26,265	(1,215)	22,068	23,102	(1,034)	15,817	17,654	(1,837)	(181)	802	1,225
96.951.280-7	Transporte Aéreo S.A.	546,216	347,714	198,502	359,335	142,423	216,912	331,496	129,233	202,263	(39,032)	14,610	(17,609)
96.631.520-2	Fast Air Almacenes de Carga S.A.	20,132	11,576	8,556	20,182	12,601	7,581	17,057	9,614	7,443	500	796	(3)
Foreign	Laser Cargo S.R.L.	(6)	-	(6)	(10)	-	(10)	26	13	13	-	-	(3)
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	218,435	14,355	203,829	48,929	15,228	33,450	53,326	13,040	40,028	(92,623)	(6,579)	19,121
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	250,027	86,691	130,823	65,422	78,890	(12,111)	181,522	192,059	(9,614)	1,452	(2,497)	497
96.575.810-0	Inversiones Lan S.A. and Subsidiaries (*)	1,394	65	1,329	1,329	50	1,279	1,383	50	1,333	50	(54)	(4,774)
96.847.880-K	Technical Trainning LATAM S.A.	2,181	625	1,556	2,378	1,075	1,303	2,879	1,031	1,848	60	(282)	884
Foreign	Latam Finance Limited	1,310,735	1,584,311	(273,576)	1,362,762	1,531,238	(168,476)	679,034	756,774	(77,740)	(105,100)	(90,736)	(47,723)
Foreign	Peuco Finance Limited	1,307,721	1,307,721	-	664,458	664,458	-	608,191	608,191	-	-	-	-
Foreign	Profesional Airline Services INC.	17,345	14,772	2,573	3,509	1,950	1,559	2,430	1,967	463	1,014	1,096	197
Foreign	Jarletul S.A.	34	1,076	(1,042)	150	860	(710)	18	125	(107)	(332)	(603)	(107)
Foreign	TAM S.A. and Subsidiaries (*)	3,110,055	3,004,935	105,120	5,090,180	3,550,875	1,539,305	4,420,546	3,256,017	1,164,529	(1,025,814)	186,140	389,072

(*) The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.

In addition, special purpose entities have been consolidated: 1. Chercán Leasing Limited, intended to finance advance payments of aircraft; 2. Guanay Finance Limited, intended for the issue of a securitized bond with future credit card payments; 3. Private investment funds; 4. Dia Patagonia Limited, Alma Leasing C.O. Limited, FC Initial Leasing Limited, Vari Leasing Limited, Dia Iguazu Limited, Condor Leasing C.O. Limited, FI Timothy Leasing Limited, Yamasa Sangyo Aircraft LA1 Kumiai, Yamasa Sangyo Aircraft LA2 Kumiai, LS-Aviation No.17 Co. Limited, LS-Aviation No.18 Co. Limited, LS-Aviation No.19 C.O. Limited, LS-Aviation No.20 C.O. Limited, LS-Aviation No.21 C.O. Limited, LS-Aviation No.22 C.O. Limited, LS-Aviation No.23 Co. Limited, and LS-Aviation No.24 Co. Limited, requirements for financing aircraft. These companies have been consolidated as required by IFRS 10.

All entities over which Latam has control have been included in the consolidation. The Company has analyzed the control criteria in accordance with the requirements of IFRS 10. For those subsidiaries that filed for bankruptcy under Chapter 11 (See note 2 to the consolidated financial statements), although in this reorganization process in certain cases decisions are subject to authorization by the Court, considering that the Company and various subsidiaries filed for bankruptcy before the same Court, and before the same judge, the Court generally views the consolidated entity as a single group and management considers that the Company continues to maintain control over its subsidiaries and therefore have considered appropriate to continue to consolidate these subsidiaries.

Changes occurred in the consolidation perimeter between January 1, 2019 and December 31, 2020, are detailed below:

(1)	Incorporation or acquisition of companies

-	On December 22, 2020, Línea Aérea Carguera de Colombia S.A. carries out a capital increase for 1,861,785 shares, consequently, its shareholding composition is as follows: LATAM Airlines Group S.A. with 4.57%, Fast Air S.A. with 1.53%, Inversiones Lan S.A. with 1.53%, Lan Pax Group S.A. with 1.53% and Lan Cargo Inversiones S.A. 81.31%.

-	On December 22, 2020, Inversiones Aéreas S.A. carries out a capital increase for 9,504,335 shares, consequently its shareholding composition as follows: LATAM Airlines Group S.A. with 33.41%, Línea Aérea Carguera de Colombia S.A. with 66.43% and Mas Investment Limited with 0.16%.

-	On December 22, 2020, Latam Airlines Perú S.A. carries out a capital increase for 12,312,020 shares, consequently its shareholding composition as follows: LATAM Airlines Group S.A. with 23.62% and Inversiones Aéreas S.A. with 76.19%.

-	On December 16, 2020, Lan Pax Group S.A. carries out capital increase for 23,678 shares. However, the shareholding composition has not changed.

-	On December 18, 2020, Latam Ecuador S.A. carries out a capital increase for 30,000,000 shares. However, the shareholding composition is not modified.

-	On March 23, 2020, Transporte Aéreo S.A. carries out a capital increase for 109,662 shares which were acquired by Mas Investment Limited, consequently, the shareholding of Transporte Aéreo S.A. is as follows: Lan Cargo S.A. with 87.12567%, Inversiones Lan S.A. with 0.00012% and Mas Investment Limited with 12.87421%.

-	In April 2019, TAM Linhas Aereas S.A, through a public offering of shares, acquired 27.26% of the shares of Multiplus S.A., owned by minority shareholders. Subsequently, the Company TAM S.A assigned 72,74% of its stake in Multiplus S.A., through a capital increase, to TAM Linhas Aerea S.A.; Because of 100% of the shares remain under the control of TAM Linhas Aereas S.A. a merge with Multiplus S.A. was materialized, leaving Multiplus S.A. from being an independent company on May 31, 2019. As result of the merger by incorporation, the Coalition and Loyalty Program of Multiplus S.A. which was identified as an independent Cash Generating Unit (CGU), and which also represented an operating segment, becomes part, as well as, the other loyalty programs of the group (LATAM Pass and LATAM Fidelidade), of the CGU Air Transport. Additionally, from that moment LATAM has a single operating segment within the Group.

The value of the acquisition of this transaction was ThUS $ 294,105.

-	By public deed dated November 20, 2019 LATAM Airlines Group S.A. acquires 100% of the shares of LATAM Travel Chile S.A.

Under the provisions of No. 2 of Art. 103 of Law No. 18,046 on Corporations, for having collected all the shares held by a single shareholder and for having elapsed the period of 10 days without having amended said situation, the company LATAM Travel Chile S.A. It has been fully dissolved on December 1, 2019.

As a result of the dissolution of the company LATAM Travel Chile S.A., the company LATAM Airlines Group S.A. assumes from that date all obligations and rights corresponding to the first.